Accrued expenses and other current liabilities (Summary of Accrued Expenses and Other Current Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 20, 2015 CNY (¥)	Nov. 20, 2015 USD ($)
Deposits from packaged-tour users	¥ 56,793	$ 8,180	¥ 31,269
Deposit from HNA			649,360
Payable for business acquisition	21,664	3,121	26,781
Accrued liabilities related to customers incentive program	46,594	6,711	34,633
Accrued professional service fees	25,156	3,623	12,373
Accrued advertising expenses	315,651	45,463	56,293
Notes payable			70,000
Advanced payment from banks	11,006	1,585	21,575
Others	112,424	16,193	123,998
Total	589,288	$ 84,876	¥ 1,026,282
Guarantor Obligations, Current Carrying Value	¥ 199,000
HNA Tourism Holdings Group Co., Ltd [Member]
Guarantor Obligations, Current Carrying Value				¥ 649,000	$ 100,000